Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

ReadyCap Commercial, LLC
1320 Greenway Drive, Suite 560
Irving, Texas 75038

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by ReadyCap Commercial, LLC (the “Company”) and Deutsche Bank Securities Inc., J.P. Morgan Securities LLC, Citigroup Global Markets, Inc. and Performance Trust Capital Partners, LLC (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information with respect to a portfolio of commercial mortgage loans in conjunction with the proposed offering of Ready Capital Mortgage Trust 2019-6, Commercial Mortgage Pass-Through Certificates.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

On November 1, 2019, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the “Data File”) containing data, as represented to us by the Company, as of the close of business on September 30, 2019 (the “Cutoff Date”), with respect to 89 commercial mortgage loans (the “Mortgage Loans”) that are secured by 110 mortgaged properties (the “Mortgaged Properties”).

In addition, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Exhibit) related to the Mortgage Loans and their respective Mortgaged Properties.

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our comparisons and recomputations were made using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans or Mortgaged Properties.

Member of
Deloitte Touche Tohmatsu Limited

At your request, for each of the Mortgage Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics (except for the characteristics of the specified Mortgage Loans indicated in the calculations in the Exhibit or those identified as “Informational purposes only”) set forth on the Data File (the “Characteristics” as listed in the Exhibit) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans or Mortgaged Properties underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or Mortgaged Properties or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

November 1, 2019

Exhibit

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents, as provided to us by representatives of the Company, with respect to each of the Mortgage Loans and the related Mortgaged Properties (the “Source Documents”).

Loan agreement, promissory notes, consolidated, amended and restated promissory notes, floating rate promissory notes, modification agreements, indentures, purchase and sale agreements, mortgage, deed of trusts, reserve agreements or loan extension agreement (collectively, the “Loan Agreement”);

The subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note, (collectively, “Subordinate Loan Document”);

The guaranty agreement (the “Guaranty”);

The master lease agreement (the “Master Lease Agreement”);

The ground lease agreement (the “Ground Lease Agreement”);

The closing statement (the “Closing Statement”);

The most recent real estate property appraisal report available or, if not available, the real estate property appraisal report at origination (the “Most Recent Appraisal Report”);

Readycap GEOTier worksheet screen shot (the “GEOTier Worksheet”);

Underwritten rent rolls, borrower rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The property engineering reports (collectively, the “Engineering Report”);

The phase I environmental reports (collectively, the “Phase I Report”);

The phase II environmental reports (collectively, the “Phase II Report”);

The seismic reports (collectively, the “Seismic Report”);

The property management agreements (collectively, the “Property Management Agreement”);

The cash management agreement or lockbox agreement (collectively, the “Cash Management Agreement”);

An electronic data file with respect to most recent underwritten financial summaries and operating statements (the “Underwritten Operating Statement File”); and

An electronic data file with respect to certain servicer information (the “Servicer File”).

No.	Characteristic on Data File	Source Document
1	LnNbr	Informational purposes only
2	Rank	Informational purposes only
3	Property Name	Informational purposes only
4	Loan Type	Loan Agreement
5	Loan Group	Informational purposes only
6	Property Street	Most Recent Appraisal Report
7	Property City	Most Recent Appraisal Report
8	Property County	Most Recent Appraisal Report
9	Property State	Most Recent Appraisal Report
10	Property Zip	Most Recent Appraisal Report
11	Year Built	Most Recent Appraisal Report
12	Most Recent Year Renovated	Most Recent Appraisal Report
13	General Property Type	Most Recent Appraisal Report
14	Property Subtype	Most Recent Appraisal Report
15	Square Feet	Rent Roll
16	# of Units	Rent Roll
17	Most Recent Physical Occupancy %	Rent Roll
18	Physical Occupancy % As-of-Date	Rent Roll
19	Mortgage Loan Initial Funded Amount	Loan Agreement
20	Whole Loan Initial Funded Amount	Loan Agreement
21	Cut-Off Date Mortgage Loan Funded Balance	Servicer File
22	Cut-Off Date Whole Loan Funded Balance	Calculation - see procedures below
23	Whole Loan Total Commitment Amount	Loan Agreement
24	Mortgage Loan Maturity Balance	Calculation - see procedures below
25	Whole Loan Maturity Balance	Calculation - see procedures below
26	Original Pari Passu Total Commitment	Loan Agreement
27	Cut-Off Date Pari Passu Funded Balance	Servicer File
28	Pari Passu Maturity Balance	Calculation - see procedures below
29	Original Future Funding Total Commitment	Loan Agreement
30	Cut-Off Date Future Funding Remaining	Servicer File
31	Original Earnout Commitment	Loan Agreement
32	Cut-Off Date Earnout Remaining	Servicer File
33	Junior Participation (Y/N)	Loan Agreement
34	Original Junior Participation Commitment	Loan Agreement
35	Cut-Off Date Junior Participation Remaining Balance	Servicer File
36	Junior Participation Type	Informational purposes only
37	Junior Participation Interest Rate	Loan Agreement
38	Cut-Off Date Balance Per SF	Calculation - see procedures below
39	% Of Fully Funded Mortgage Loan Pool Balance	Calculation - see procedures below
40	Origination Date	Loan Agreement

No.	Characteristic on Data File	Source Document
41	First Payment Date	Loan Agreement
42	Last IO Payment Date	Loan Agreement
43	First P&I Payment Date	Loan Agreement
44	Grace Period Days	Loan Agreement
45	Grace Period Late Fee	Loan Agreement
46	Maturity Date	Loan Agreement
47	# Extension Options	Loan Agreement
48	# Months Per Extension	Loan Agreement
49	Fully Extended Maturity Date	Loan Agreement
50	Extended Loan Term (months)	Loan Agreement
51	Loan Seasoning (months)	Calculation - see procedures below
52	Original Loan Term (months)	Loan Agreement
53	Remaining Loan Term (months)	Calculation - see procedures below
54	Original IO Period (months)	Loan Agreement
55	Remaining IO Period (months)	Calculation - see procedures below
56	Original Amortization Term (months)	Loan Agreement
57	Remaining Amortization Term (months)	Calculation - see procedures below
58	Next Due Date	Servicer File
59	Mortgage Loan Interest Type (e.g. fixed, variable, etc.)	Loan Agreement
60	Interest Accrual Method	Loan Agreement
61	Mortgage Loan Interest Rate	Loan Agreement
62	Cut-Off Date Mortgage Loan Annual Debt Service	Calculation - see procedures below
63	Pari Passu Interest Rate	Loan Agreement
64	Pari Passu Funded Balance Annual Debt Service	Calculation - see procedures below
65	Cut-Off Date Whole Loan Annual Debt Service	Calculation - see procedures below
66	Ownership Interest	Title Policy
67	Loan Purpose	Closing Statement
68	Purchase Price	Closing Statement
69	Appraised Value As-Is	Most Recent Appraisal Report
70	Appraisal As-of-Date As-Is	Most Recent Appraisal Report
71	Appraised Value As-Stabilized	Most Recent Appraisal Report
72	Appraisal Stabilized Date	Most Recent Appraisal Report
73	Cut-Off Date Whole Funded Loan LTV As-Is	Calculation - see procedures below
74	Whole Loan Maturity Date LTV	Calculation - see procedures below
75	Whole Loan UW NOI Debt Yield	Calculation - see procedures below
76	Whole Loan UW NCF Debt Yield	Calculation - see procedures below
77	Whole Loan UW NOI DSCR	Calculation - see procedures below
78	Whole Loan UW NCF DSCR	Calculation - see procedures below
79	UW Date	Underwritten Operating Statement File
80	UW Effective Gross Income	Underwritten Operating Statement File

No.	Characteristic on Data File	Source Document
81	UW Vacancy & Collection Loss	Underwritten Operating Statement File
82	UW Operating Expenses	Underwritten Operating Statement File
83	UW NOI	Underwritten Operating Statement File
84	UW Capital Expenses	Underwritten Operating Statement File
85	UW NCF	Underwritten Operating Statement File
86	UW Stabilized NCF	Underwritten Operating Statement File
87	Most Recent Date	Underwritten Operating Statement File
88	Most Recent Potential Gross Income	Underwritten Operating Statement File
89	Most Recent Vacancy & Collection Loss	Underwritten Operating Statement File
90	Most Recent Effective Gross Income	Underwritten Operating Statement File
91	Most Recent Operating Expenses	Underwritten Operating Statement File
92	Most Recent NOI	Underwritten Operating Statement File
93	Most Recent Capital Expenses	Underwritten Operating Statement File
94	Most Recent NCF	Underwritten Operating Statement File
95	Most Recent NOI DY	Calculation - see procedures below
96	Most Recent Amortizing NOI DSCR	Calculation - see procedures below
97	Second Most Recent Date	Underwritten Operating Statement File
98	Second Most Recent Potential Gross Income	Underwritten Operating Statement File
99	Second Most Recent Vacancy & Collection Loss	Underwritten Operating Statement File
100	Second Most Recent Effective Gross Income	Underwritten Operating Statement File
101	Second Most Recent Operating Expenses	Underwritten Operating Statement File
102	Second Most Recent NOI	Underwritten Operating Statement File
103	Second Most Recent Capital Expenses	Underwritten Operating Statement File
104	Second Most Recent NCF	Underwritten Operating Statement File
105	Third Most Recent Date	Underwritten Operating Statement File
106	Third Most Recent Potential Gross Income	Underwritten Operating Statement File
107	Third Most Recent Vacancy & Collection Loss	Underwritten Operating Statement File
108	Third Most Recent Effective Gross Income	Underwritten Operating Statement File
109	Third Most Recent Operating Expenses	Underwritten Operating Statement File
110	Third Most Recent NOI	Underwritten Operating Statement File
111	Third Most Recent Capital Expenses	Underwritten Operating Statement File
112	Third Most Recent NCF	Underwritten Operating Statement File
113	Borrower Entity	Loan Agreement
114	State of SPE	Informational purposes only
115	Recycled SPE (Yes/No)	Informational purposes only
116	Sponsors	Informational purposes only
117	Guarantors	Informational purposes only
118	Guarantor Liquidity	Informational purposes only
119	Related Borrower Within Pool	Loan Agreement
120	Total Related % Within Pool	Calculation - see procedures below

No.	Characteristic on Data File	Source Document
121	SPE	Loan Agreement
122	Carve-out Guarantor Flag (Yes/No)	Guaranty or Loan Agreement
123	Recourse Flag	Guaranty or Loan Agreement
124	% Recourse	Guaranty or Loan Agreement
125	Prepayment Penalty	Loan Agreement
126	Prepayment Penalty Expiration Date	Loan Agreement
127	Lockbox In Place (Yes/No)	Cash Management Agreement or Loan Agreement
128	Lockbox Type	Cash Management Agreement or Loan Agreement
129	GEOtier	GEOTier Worksheet
130	MSA	GEOTier Worksheet
131	MSA Rank	GEOTier Worksheet
132	If Multifamily - Unit Breakdown	Rent Roll
133	If Multifamily, % Section 8	Rent Roll
134	Master Leases (Yes/No)	Master Lease Agreement
135	Single Tenant (Yes/No)	Rent Roll
136	Owner Occupied %	Rent Roll
137	Government Tenant (Yes/No)	Rent Roll
138	Largest Tenant Name	Rent Roll
139	Largest Tenant Lease Expiration	Rent Roll
140	Largest Tenant SF	Rent Roll
141	Largest Tenant % of NRSF	Calculation - see procedures below
142	Second Largest Tenant Name	Rent Roll
143	Second Largest Tenant Lease Expiration	Rent Roll
144	Second Largest Tenant SF	Rent Roll
145	Second Largest Tenant % of NRSF	Calculation - see procedures below
146	Third Largest Tenant Name	Rent Roll
147	Third Largest Tenant Lease Expiration	Rent Roll
148	Third Largest Tenant SF	Rent Roll
149	Third Largest Tenant % of NRSF	Calculation - see procedures below
150	Fourth Largest Tenant Name	Rent Roll
151	Fourth Largest Tenant Lease Expiration	Rent Roll
152	Fourth Largest Tenant SF	Rent Roll
153	Fourth Largest Tenant % of NRSF	Calculation - see procedures below
154	Fifth Largest Tenant Name	Rent Roll
155	Fifth Largest Tenant Lease Expiration	Rent Roll
156	Fifth Largest Tenant SF	Rent Roll
157	Fifth Largest Tenant % of NRSF	Calculation - see procedures below
158	Environmental Phase I Report Date	Phase I Report
159	Environmental Phase II (Yes/No)	Phase II Report
160	Engineering Report Date	Engineering Report

No.	Characteristic on Data File	Source Document
161	Earthquake Insurance Required (Yes/No)	Seismic Report
162	Seismic Report Date	Seismic Report
163	PML (%)	Seismic Report
164	Total Original Reserves	Calculation - see procedures below
165	Total Remaining Reserves Funded with Servicer	Calculation - see procedures below
166	Total Funded Current Reserves at Servicer	Calculation - see procedures below
167	Upfront Capital Expenditure Reserve	Loan Agreement
168	Current Balance Capital Expenditure Reserve	Servicer File
169	Current Monthly Capital Expenditure Reserve	Loan Agreement
170	Capital Expenditure Reserve Cap	Loan Agreement
171	Upfront TI/LC Reserve	Loan Agreement
172	Current Balance TI/LC Reserve	Servicer File
173	Current Monthly TI/LC Reserve	Loan Agreement
174	TI/LC Reserve Cap	Loan Agreement
175	Upfront Debt Service Reserve	Loan Agreement
176	Current Balance Debt Service Reserve	Servicer File
177	Current Monthly Debt Service Reserve	Loan Agreement
178	Other Reserve Type	Loan Agreement
179	Upfront Other Reserve	Loan Agreement
180	Current Balance Other Reserve	Servicer File
181	Current Monthly Other Reserve	Loan Agreement
182	Other Reserve Type Cap	Loan Agreement
183	Upfront Insurance Escrow	Loan Agreement
184	Current Insurance Escrow	Servicer File
185	Monthly Insurance Escrow	Servicer File or Loan Agreement
186	Upfront Tax Escrow	Loan Agreement
187	Current Tax Escrow	Servicer File
188	Monthly Tax Escrow	Servicer File or Loan Agreement
189	Cross Collateralized (Yes/No)	Loan Agreement or Subordinate Loan Document
190	Cross Defaulted (Yes/No)	Loan Agreement or Subordinate Loan Document
191	Ground Lease (Yes/No)	Ground Lease Agreement
192	Ground Lease Expiration	Ground Lease Agreement
193	Annual Ground Rent Payment	Ground Lease Agreement
194	Annual Ground Rent Increases	Ground Lease Agreement
195	Mortgage Loan Seller	Loan Agreement
196	Servicing As of Date	Servicer File
197	Property Management	Property Management Agreement

Calculation Procedures

With respect to Characteristic 22, we recomputed the Cut-Off Date Whole Loan Funded Balance as the sum of the (i) Cut-Off Date Mortgage Loan Funded Balance and (ii) Cut-Off Date Pari Passu Funded Balance.

With respect to Characteristic 24, we recomputed the Mortgage Loan Maturity Balance assuming, at your request, no prepayments of principal, using the Whole Loan Total Commitment Amount minus  Original Pari Passu Total Commitment, as applicable, Mortgage Loan Interest Rate, Interest Accrual Method, Maturity Date, First Payment Date, related portion of the fixed principal & interest payment amount calculated as described in the Loan Agreement, Original IO Period (months) (if applicable) and Original Loan Term (months).  This procedure was only performed for those Mortgage Loans with a Loan Type of “balloon”.

With respect to Characteristic 25, we recomputed the Whole Loan Maturity Balance as the sum of the (i) Mortgage Loan Maturity Balance and (ii) Pari Passu Maturity Balance.

With respect to Characteristic 28, we recomputed the Pari Passu Maturity Balance assuming, at your request, no prepayments of principal, using the Original Pari Passu Total Commitment, Pari Passu Interest Rate, Interest Accrual Method, Maturity Date, First Payment Date, related portion of the fixed principal & interest payment amount calculated as described in the Loan Agreement, Original IO Period (months) (if applicable) and Original Loan Term (months).  This procedure was only performed for those Mortgage Loans with a Loan Type of “balloon” and an Original Pari Passu Total Commitment greater than zero.

With respect to Characteristic 38, we recomputed the Cut-Off Date Balance Per SF as the quotient of the (i) Cut-Off Date Whole Loan Funded Balance and (ii) Square Feet, or in the case of those Mortgage Loans with a General Property Type of “Multifamily” or “MHC,” # of Units.

With respect to Characteristic 39, we recomputed the % Of Fully Funded Mortgage Loan Pool Balance as the quotient of the (i) Cut-Off Date Mortgage Loan Funded Balance for the respective Mortgage Loan and (ii) sum of the Cut-Off Date Mortgage Loan Funded Balance for all Mortgage Loans.

With respect to Characteristic 51, we recomputed the Loan Seasoning (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cutoff Date

With respect to Characteristic 53, we recomputed the Remaining Loan Term (months) as the difference between the Original Loan Term (months) and the Loan Seasoning (months).

With respect to Characteristic 55, we recomputed the Remaining IO Period (months) as the difference (to a result not less than zero) between the Original IO Period (months) and the Loan Seasoning (months).

With respect to Characteristic 57, we recomputed the Remaining Amortization Term (months) as the difference between the Original Amortization Term (months) and the Loan Seasoning (months).  With respect to those Mortgage Loans with an Original IO Period (months) greater than zero, for purposes of the procedure indicated herein, the Loan Seasoning (months) is reduced by (but to a result not less than zero) the Original IO Period (months).

With respect to Characteristic 62, (i) we recomputed the Cut-Off Date Mortgage Loan Annual Debt Service as the product of (a) Cut-Off Date Mortgage Loan Funded Balance, (b) Mortgage Loan Interest Rate and (c) 365/360, in the case of those Mortgage Loans with an Interest Accrual Method of “Actual/360”, for those Mortgage Loans with a Loan Type of “interest only balloon,” as applicable, and (ii) we recomputed the Cut-Off Date Mortgage Loan Annual Debt Service as the product of (a) related portion of the fixed principal & interest payment amount calculated as described in the Loan Agreement and (b) 12, for all remaining Mortgage Loans.

With respect to Characteristic 64, (i) we recomputed the Pari Passu Funded Balance Annual Debt Service as the product of (a) Cut-Off Date Pari Passu Funded Balance, (b) Pari Passu Interest Rate and (c) 365/360, in the case of those Mortgage Loans with an Interest Accrual Method of “Actual/360”, for those Mortgage Loans with a Loan Type of “interest only balloon,” as applicable, and (ii) we recomputed the Pari Passu Funded Balance Annual Debt Service as the product of (a) related portion of the fixed principal & interest payment amount calculated as described in the Loan Agreement and (b) 12, for all remaining Mortgage Loans.

With respect to Characteristic 65, we recomputed the Cut-Off Date Whole Loan Annual Debt Service as the sum of the (i) Cut-Off Date Mortgage Loan Annual Debt Service and (ii) Pari Passu Funded Balance Annual Debt Service.

With respect to Characteristic 73, we recomputed the Cut-Off Date Whole Funded Loan LTV As-Is as the quotient of the (i) Cut-Off Date Whole Loan Funded Balance and (ii) Appraised Value As-Is.

With respect to Characteristic 74, we recomputed the Whole Loan Maturity Date LTV as the quotient of the (i) Whole Loan Maturity Balance and (ii) the Appraised Value As-Stabilized or, for those Mortgage Loans for which an Appraised Value As-Stabilized was not available, the Appraised Value As-Is.

With respect to Characteristic 75, we recomputed the Whole Loan UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Cut-Off Date Whole Loan Funded Balance.

With respect to Characteristic 76, we recomputed the Whole Loan UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Cut-Off Date Whole Loan Funded Balance.

With respect to Characteristic 77, we recomputed the Whole Loan UW NOI DSCR as the quotient of the (i) UW NOI and (ii) Cut-Off Date Whole Loan Annual Debt Service.

With respect to Characteristic 78, we recomputed the Whole Loan UW NCF DSCR as the quotient of the (i) UW NCF and (ii) Cut-Off Date Whole Loan Annual Debt Service.

With respect to Characteristic 95, we recomputed the Most Recent NOI DY by dividing the (i) Most Recent NOI and (ii) Cut-Off Date Whole Loan Funded Balance. This procedure was only performed for those Mortgage Loans with a Most Recent NOI greater than $0.

With respect to Characteristic 96, we recomputed the Most Recent Amortizing NOI DSCR as the quotient of the (i) Most Recent NOI and (ii) Cut-Off Date Whole Loan Annual Debt Service.  This procedure was only performed for those Mortgage Loans with a Most Recent NOI greater than $0.

With respect to Characteristic 120, we recomputed the Total Related % Within Pool as the quotient of (i) the sum of the Cut-Off Date Mortgage Loan Funded Balance for the Mortgage Loans with the same Related Borrower Within Pool as the respective Mortgage Loan (including such Mortgage Loan) and (ii) the sum of the Cut-Off Date Mortgage Loan Funded Balance for all Mortgage Loans.

With respect to Characteristic 141, we recomputed the Largest Tenant % of NRSF as the quotient of the (i) Largest Tenant SF and (ii) Square Feet. At the instruction of the Company, with respect to the Mortgaged Properties identified on the Data File as “1001 Ross,” “1039 Sheridan Rd,” “16 Broadway,” “239-241 Parker Ave,” “287 Central,” “363 Elwood Avenue” and “509 Myrtle Avenue,” we recomputed the Largest Tenant % of NRSF as the quotient of the (i) Largest Tenant SF and (ii) total square feet of “retail” portion of the Mortgaged Property as set forth on or derived from the Rent Roll .  This procedure was only performed for those Mortgage Loans with a Tenant SF greater than zero.

With respect to Characteristic 145, we recomputed the Second Largest Tenant % of NRSF as the quotient of the (i) Second Largest Tenant SF and (ii) Square Feet. At the instruction of the Company, with respect to the Mortgaged Properties identified on the Data File as “1001 Ross,” “1039 Sheridan Rd,” “16 Broadway,” “239-241 Parker Ave,” “287 Central,” “363 Elwood Avenue” and “509 Myrtle Avenue,” we recomputed the Second Largest Tenant % of NRSF as the quotient of the (i) Second Largest Tenant SF and (ii) total square feet of “retail” portion of the Mortgaged Property as set forth on or derived from the Rent Roll.  This procedure was only performed for those Mortgage Loans with a Second Largest Tenant SF greater than zero.

With respect to Characteristic 149, we recomputed the Third Largest Tenant % of NRSF as the quotient of the (i) Third Largest Tenant SF and (ii) Square Feet. At the instruction of the Company, with respect to the Mortgaged Properties identified on the Data File as “1001 Ross,” “1039 Sheridan Rd,” “16 Broadway,” “239-241 Parker Ave,” “287 Central,” “363 Elwood Avenue” and “509 Myrtle Avenue,” we recomputed the Third Largest Tenant % of NRSF as the quotient of the (i) Third Largest Tenant SF and (ii) total square feet of “retail” portion of the Mortgaged Property as set forth on or derived from the Rent Roll.  This procedure was only performed for those Mortgage Loans with a Third Largest Tenant SF greater than zero.

With respect to Characteristic 153, we recomputed the Fourth Largest Tenant % of NRSF as the quotient of the (i) Fourth Largest Tenant SF and (ii) Square Feet. At the instruction of the Company, with respect to the Mortgaged Properties identified on the Data File as “1001 Ross,” “1039 Sheridan Rd,” “16 Broadway,” “239-241 Parker Ave,” “287 Central,” “363 Elwood Avenue” and “509 Myrtle Avenue,” we recomputed the Fourth Largest Tenant % of NRSF as the quotient of the (i) Fourth Largest Tenant SF and (ii) total square feet of “retail” portion of the Mortgaged Property as set forth on or derived from the Rent Roll.  This procedure was only performed for those Mortgage Loans with a Fourth Largest Tenant SF greater than zero.

With respect to Characteristic 157, we recomputed the Fifth Largest Tenant % of NRSF as the quotient of the (i) Fifth Largest Tenant SF and (ii) Square Feet. At the instruction of the Company, with respect to the Mortgaged Properties identified on the Data File as “1001 Ross,” “1039 Sheridan Rd,” “16 Broadway,” “239-241 Parker Ave,” “287 Central,” “363 Elwood Avenue” and “509 Myrtle Avenue,” we recomputed the Fifth Largest Tenant % of NRSF as the quotient of the (i) Fifth Largest Tenant SF and (ii) total square feet of “retail” portion of the Mortgaged Property as set forth on or derived from the Rent Roll.  This procedure was only performed for those Mortgage Loans with a Fifth Largest Tenant SF greater than zero.

With respect to Characteristic 164, we recomputed the Total Original Reserves as the sum of (i) Upfront Capital Expenditure Reserve, (ii) Upfront TI/LC Reserve, (iii) Upfront Debt Service Reserve and (iv) Upfront Other Reserve.

With respect to Characteristic 165, we recomputed the Total Remaining Reserves Funded with Servicer as the sum of (i) Current Balance Capital Expenditure Reserve, (ii) Current Balance Debt Service Reserve, (iii) Current Balance Other Reserve and (iv) Current Balance TI/LC Reserve.

With respect to Characteristic 166, we recomputed the Total Funded Current Reserves at Servicer as the difference between (i) Total Original Reserves and (ii) the Total Remaining Reserves Funded with Servicer. If such amount is less than zero, the Total Funded Current Reserves at Servicer is equal to the Total Original Reserves.